financial instruments - Liquidity risk (Details) $ in Millions, $ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Liquidity risk
Total		$ 43,295	$ 40,209
Debt or equity securities pursuant to a shelf prospectus expiring September 2024 | U.S
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	$ 3.5
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		3,578	3,896
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		111	114
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		36,694	33,664
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		3,007	2,813
Composite long-term debt
Liquidity risk
Total		39,597
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		3
First year
Liquidity risk
Total		8,332	7,099
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		3,126	3,613
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		111	9
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		4,408	2,907
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		685	596
2 years hence
Liquidity risk
Total		2,727	4,014
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		164	254
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities			105
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,027	3,126
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		547	537
2 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		1
3 years hence
Liquidity risk
Total		2,879	2,182
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		93	16
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,378	1,800
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		416	379
3 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		1
4 years hence
Liquidity risk
Total		2,863	2,436
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		152	12
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,383	2,154
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		331	273
4 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		1
5 years hence
Liquidity risk
Total		3,642	2,382
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		43	1
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		3,388	2,197
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		202	218
5 years hence to 10 years
Liquidity risk
Total		10,555	10,297
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		10,092	9,929
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		503	446
Thereafter
Liquidity risk
Total		12,297	11,799
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		12,018	11,551
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		323	364
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(8,409)	(8,994)
Amounts to be exchanged, Pay		8,305	8,737
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total		39,597	36,220
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,271)	(1,679)
Amounts to be exchanged, Pay		1,267	1,674
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(219)	(201)
Amounts to be exchanged, Pay		207	193
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(215)	(599)
Amounts to be exchanged, Pay		206	586
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,657)	(165)
Amounts to be exchanged, Pay		1,653	162
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(567)	(1,644)
Amounts to be exchanged, Pay		576	1,610
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,702)	(1,785)
Amounts to be exchanged, Pay		1,662	1,707
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(2,778)	(2,921)
Amounts to be exchanged, Pay		2,734	2,805
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(572)	(669)
Amounts to be exchanged, Pay		578	648
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(572)	(669)
Amounts to be exchanged, Pay		$ 578	$ 648